RULE 497(e)
                                                      REGISTRATION NO.: 33-8746



                         THE TOCQUEVILLE GOVERNMENT FUND

                        SUPPLEMENT DATED OCTOBER 1, 1997
                                       TO
                     THE PROSPECTUS DATED FEBRUARY 28, 1997




             INVESTMENT ADVISOR AND INVESTMENT ADVISORY AGREEMENTS

     The following information updates the pertinent disclosure found on page 21 of the Prospectus concerning The Tocqueville Government Fund:

          The Tocqueville Government Fund no longer is co-managed by Robert W. Kleinschmidt and Christopher P. Culp. Mr. Kleinschmidt, effective September 11, 1997, became the sole portfolio manager of the Fund.




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                                                                     RULE 497(e)
                                                       REGISTRATION NO.: 33-8746


                              THE TOCQUEVILLE FUND
                      THE TOCQUEVILLE SMALL CAP VALUE FUND
                    THE TOCQUEVILLE INTERNATIONAL VALUE FUND
                         THE TOCQUEVILLE GOVERNMENT FUND

                        SUPPLEMENT DATED OCTOBER 1, 1997
                                       TO
         THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1997


MANAGEMENT

     The following information amends the pertinent disclosure found on pages 7 and 8 of the Statement of Additional Information concerning The Tocqueville
     Trust:

          Francois Letaconnoux is an interested person of The Tocqueville Trust, as defined in the Investment Company Act of 1940 (the "1940 Act"), as an affiliated person of Lepercq, de Neuflize Securities Inc., a broker-dealer registered under the Securities Exchange Act of 1934. Robert Kleinschmidt and Francois Sicart are interested persons of The Tocqueville Trust, as defined in the 1940 Act, as affiliateds person of the Investment Adviser. Persons who are interested because of their affiliation with the Investment Adviser do not receive Trustees' fees.